New Standards and Interpretations Adopted in the Current Year - Additional information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2018
Disclosure of initial application of standards or interpretations [Line Items]
Reclassification of retained earnings to cost of hedging reserve	$ 22
Reclassification of cash flow hedge reserve to cost of hedging reserve	4
Transition adjustment reduction in trade and other receivables				$ 235
Transition adjustment reduction in deferred tax liabilities				71
Consolidated sales revenue	40,522	$ 40,030	$ 33,781
Increase (decrease) due to changes in accounting policy required by IFRSs [Member]
Disclosure of initial application of standards or interpretations [Line Items]
Consolidated sales revenue	$ (19)
Retained earnings [Member]
Disclosure of initial application of standards or interpretations [Line Items]
De-recognition of receivable arising from uplift transaction				164
Transition adjustment reduction in trade and other receivables				235
Bottom of range [Member]
Disclosure of initial application of standards or interpretations [Line Items]
Period to determine final prices for copper concentrate	30 days
Top of range [Member]
Disclosure of initial application of standards or interpretations [Line Items]
Period to determine final prices for copper concentrate	180 days
IFRS 9 [member]
Disclosure of initial application of standards or interpretations [Line Items]
Impairment provision resulting from the application of the ECL model				$ 7